Fair value of financial instruments (Details Narrative) - Level 2 of fair value hierarchy [member]	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Fair value | $
Warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.01